Debt - Current Financing Activity Narrative (Details) $ in Thousands, $ in Thousands																															120 Months Ended
	Dec. 30, 2024 MXN ($)	Dec. 27, 2024 MXN ($)	Dec. 24, 2024 USD ($)	Dec. 23, 2024 MXN ($)	Dec. 19, 2024 MXN ($)	Dec. 18, 2024 MXN ($)	Dec. 13, 2024 MXN ($)	Dec. 06, 2024 MXN ($)	Nov. 29, 2024 MXN ($)	Nov. 22, 2024 MXN ($)	Nov. 19, 2024 MXN ($)	Nov. 14, 2024 MXN ($)	Nov. 12, 2024 MXN ($)	Nov. 11, 2024 MXN ($)	Oct. 31, 2024 MXN ($)	Oct. 28, 2024 MXN ($)	Sep. 19, 2024 MXN ($)	Sep. 13, 2024 MXN ($)	Aug. 30, 2024 MXN ($)	Jul. 17, 2024 USD ($)	Jul. 10, 2024 USD ($)	Jul. 02, 2024 USD ($)	Jun. 25, 2024 MXN ($)	Jun. 18, 2024 MXN ($)	Jun. 12, 2024 MXN ($)	May 24, 2024 MXN ($)	Apr. 26, 2024 MXN ($)	Apr. 12, 2024 MXN ($)	Nov. 30, 2023	Nov. 29, 2023	Apr. 18, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 23, 2024 USD ($)	Dec. 20, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Nov. 13, 2023 MXN ($)	Nov. 13, 2023 USD ($)	Nov. 14, 2022 MXN ($)	Nov. 14, 2022 USD ($)
Disclosure Of Debt [Line Items]
Domestic net debt																																				$ 138,119,100		$ 27,068,400
External net debt																																					$ 3,726,500		$ 142,200
Borrowings																																$ 1,745,481,072			$ 1,577,509,797
Credit Line | Ninety One Days TIIE Plus 400 Basis Points
Disclosure Of Debt [Line Items]
Borrowings																									$ 5,000,000			$ 5,000,000				250,000
Maturity																									91-day			91-day
Interest rate basis spread																									4.00%			4.00%
Credit Line | Ninety Days SOFR Plus 300 Basis Point
Disclosure Of Debt [Line Items]
Maturity																														90 days
Interest rate basis spread																														3.00%
Credit Line | Twenty Eight Days TIIE Plus 400 Basis Points
Disclosure Of Debt [Line Items]
Borrowings																	$ 5,000,000
Maturity																	28-day
Interest rate basis spread																	4.00%
Credit Line | Twenty Eight Days TIIE Plus 350 Basis Points
Disclosure Of Debt [Line Items]
Borrowings																										$ 19,000,000
Maturity																										28-days
Interest rate basis spread																										3.50%
Credit Line | Twenty Eight Days TIIE Plus 310 Basis Point, Maturing January 2025
Disclosure Of Debt [Line Items]
Borrowings																								$ 1,700,000
Maturity																								28-day
Interest rate basis spread																								3.10%
Credit Line | Twenty Eight Days TIIE Plus 270 Basis Points
Disclosure Of Debt [Line Items]
Borrowings																							$ 23,400,000
Maturity																							28-day
Interest rate basis spread																							2.70%
Credit Line | Thirty Days SOFR Plus 215 Basis Points
Disclosure Of Debt [Line Items]
Borrowings								$ 5,301,549														$ 2,501,549										2,300,000
Maturity																						30-day
Maturity								30 days
Interest rate basis spread								2.15%														2.15%
Credit Line | Ninety Days SOFR Plus 454 Basis Point
Disclosure Of Debt [Line Items]
Borrowings																				$ 750,000
Maturity																				90-day
Interest rate basis spread																				4.54%
Credit Line | Twenty Eight Days TIIE Plus 310 Basis Points
Disclosure Of Debt [Line Items]
Borrowings										$ 3,000,000				$ 2,000,000					$ 1,000,000
Maturity																			28-day
Maturity										28 days				28 days															28 days
Interest rate basis spread										3.10%				3.10%					3.10%										3.10%
Credit Line | One Hundred and Eighty Two Days TIIE Plus 370 Basis Points
Disclosure Of Debt [Line Items]
Borrowings																$ 5,000,000
Maturity																182 days
Interest rate basis spread																3.70%
Credit Line | Twenty Eight Days TIIE Plus 315 Basis Points
Disclosure Of Debt [Line Items]
Borrowings									$ 2,553,750
Maturity									28 days
Interest rate basis spread									3.15%
Credit Line | Twenty Eight Days TIIE Plus 225 Basis Points
Disclosure Of Debt [Line Items]
Borrowings					$ 5,841,180
Maturity					28 days
Interest rate basis spread					2.25%
Credit Line | Fixed Interest Plus 750 Basis Points
Disclosure Of Debt [Line Items]
Borrowings																																		$ 500,000
Interest rate basis spread																																		7.50%
Senior Guaranteed Floating Rate Notes | Ninety Days SOFR Plus 300 Basis Point
Disclosure Of Debt [Line Items]
Borrowings																															$ 500,000
Maturity																															90-day
Interest rate basis spread																															3.00%
Senior Guaranteed Floating Rate Notes | Thirty Days SOFR Plus 350 Basis Point
Disclosure Of Debt [Line Items]
Borrowings			$ 400,000																														$ 225,000
Maturity			30-day	90-day
Interest rate basis spread			3.50%	3.75%																													3.75%
Promissory Note | Twenty Eight Days TIIE Plus 400 Basis Points
Disclosure Of Debt [Line Items]
Borrowings																											$ 850,000
Maturity																											28-day
Interest rate basis spread																											4.00%
Promissory Note | Thirty Days SOFR Plus 425 Basis Points
Disclosure Of Debt [Line Items]
Borrowings																					$ 341,667
Maturity																					30-day
Interest rate basis spread																					4.25%
Promissory Note | Twenty Eight Days TIIE Plus 365 Basis Points
Disclosure Of Debt [Line Items]
Borrowings																		$ 2,000,000
Maturity																		28-day
Interest rate basis spread																		3.65%
Promissory Note | Twenty Eighty Days TIIE Floating Rate
Disclosure Of Debt [Line Items]
Borrowings															$ 2,000,000
Maturity															28 days
Promissory Note | Thirty Days SOFR Plus 415 Basis Points
Disclosure Of Debt [Line Items]
Borrowings													$ 40,000
Maturity													30 days
Interest rate basis spread													4.15%
Promissory Note | Twenty Eighty Days TIIE Plus 350 Basis Points
Disclosure Of Debt [Line Items]
Borrowings											$ 2,500,000	$ 1,000,000
Maturity											28 days	28 days
Interest rate basis spread											3.50%	3.50%
Promissory Note | Twenty Eighty Days TIIE Plus 350 Basis Points 1
Disclosure Of Debt [Line Items]
Borrowings	$ 3,000,000	$ 2,000,000		$ 1,000,000		$ 1,725,000	$ 2,000,000				$ 3,000,000
Maturity	28 days	28 days		28 days		28 days	28 days				28 days
Interest rate basis spread		3.50%		3.50%		3.50%	3.50%				3.50%																						3.50%
Lines Of Credit | Twenty Eight Days TIIE Plus 400 Basis Points
Disclosure Of Debt [Line Items]
Borrowings																																$ 1,200,000